Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.
Artisan Sustainable Emerging Markets Fund
(the “Fund”)
SUPPLEMENT DATED 12 NOVEMBER 2020
TO THE FUND’S PROSPECTUS
CURRENT AS OF THE DATE HEREOF
On 10 November 2020, shareholders of the Fund approved a change in the sub-classification
of the Fund from “diversified” to
“non-diversified”
and the elimination of a related fundamental investment restriction.
Accordingly, effective 12 November 2020, the following changes will take effect:

1.
The following replaces (a) the first sentence of the first paragraph on page 54 of the prospectus and (b) the first sentence of the second paragraph under “Additional Information about the Funds’ Investment Strategies—Artisan Sustainable Emerging Markets Fund” on page 78 of the prospectus:

The Fund’s investment team employs a fundamental research process to construct a portfolio of emerging market companies.

2.
The following sentences are added after the first sentence in (a) the first full paragraph on page 55 of the prospectus and (b) the fourth paragraph under “Additional Information about the Funds’ Investment Strategies—Artisan Sustainable Emerging Markets Fund” on page 78 of the prospectus:

The Fund is
non-diversified,
which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund generally will not invest more than 15% of its total assets in the securities of a single issuer, measured at the time of purchase.

3.	The following risk is added as the first full paragraph on page 56 of the prospectus:
Non-Diversification
Risk
—As a
non-diversified
fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

4.	The “Non-Diversification Risk” on page 89 of the prospectus applies to the Fund in addition to Artisan Focus Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.
Artisan Sustainable Emerging Markets Fund
(the “Fund”)
SUPPLEMENT DATED 12 NOVEMBER 2020
TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION
CURRENT AS OF THE DATE HEREOF
On 10 November 2020, shareholders of the Fund approved a change in the sub-classification
of the Fund from “diversified” to
“non-diversified”
and the elimination of a related fundamental investment restriction.
Accordingly, effective 12 November 2020, the following changes will take effect:

1.	The following bullet (8) under the heading “Fundamental Restrictions” on page 24 of Artisan Partners Funds’ statement of additional information is replaced in its entirety with the following:
(8) with respect to 75% of each Fund’s total assets (other than Artisan Focus Fund and Artisan Sustainable Emerging Markets Fund), purchase securities of an issuer (other than the US Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by US Government securities and other investment companies), if: (a) such purchase would cause more than 5% of a Fund’s total assets taken at market value at the time of a particular purchase to be invested in the securities of such issuer; or (b) such purchase would result in more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of such issuer being held by the Fund.

2.	The first paragraph under the heading “Organization” on page 25 of Artisan Partners Funds’ statement of additional information is replaced in its entirety with the following:
The Funds are series of Artisan Partners Funds, Inc., an
open-end
management investment company that was incorporated under Wisconsin law on 5 January 1995. Each Fund is classified as a diversified fund under the 1940 Act except Artisan Focus Fund and Artisan Sustainable Emerging Markets Fund, which are non-diversified.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE